STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 23, 2012 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock Maximum	Dec. 31, 2013 Convertible Series E Preferred Stock Minimum
Class of Stock [Line Items]
Risk free interest rate (annual)	0.88%	0.88%			0.82%	0.61%
Expected volatility	110.00%	110.00%	86.00%	86.00%
Expected life	5 years	5 years	3 years	3 years
Assumed dividends